Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended	31 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 28, 2017	Jul. 31, 2015	Jul. 31, 2018	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2019	Jul. 31, 2017	Jul. 31, 2020	Jul. 31, 2018	Jul. 31, 2021	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
PGIM Quant Solutions Small-Cap Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,450.09			$ 9,826.32		$ 11,721.78		$ 13,047.70		$ 11,289.62		$ 8,240.37		$ 15,120.17		$ 15,598.88		$ 15,914.59	$ 18,656.64	$ 17,400.39
PGIM Quant Solutions Small-Cap Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,318.64		12,220.52		13,496.91		11,577.17		8,359.05		15,163.94		15,450.94		15,558.60	17,978.91	16,499.10
PGIM Quant Solutions Small-Cap Value Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.00			10,374.08		12,345.18		13,709.13		11,840.84		8,634.22		15,812.91		16,276.20		16,574.15	19,401.69	18,058.51
PGIM Quant Solutions Small-Cap Value Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.01			10,419.96		12,468.98		13,922.07		12,096.64		8,871.63		16,330.06		16,888.20		17,290.99	20,327.38	19,017.06
PGIM Quant Solutions Small-Cap Value Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name				Class R2
Accumulated Value	$ 10,000.00		$ 10,229.95			$ 8,845.04		$ 6,460.35		$ 11,847.28		$ 12,215.65		$ 12,463.35		$ 14,598.50		$ 13,618.79
PGIM Quant Solutions Small-Cap Value Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name				Class R4
Accumulated Value	10,000.00		10,244.62			8,880.93		6,501.23		11,960.92		12,354.85		12,640.69		14,845.02		13,876.73
PGIM Quant Solutions Small-Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.01			10,428.95		12,491.24		13,954.68		12,128.33		8,902.18		16,403.34		16,990.00		17,411.21	20,488.38	19,195.99
PGIM Core Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,674.89			10,258.32		10,234.95		10,118.07		10,917.23		11,954.46		11,974.27		10,679.78		10,337.53	10,954.60	11,314.02
PGIM Core Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,514.04		10,411.28		10,226.24		10,951.55		11,901.88		11,817.41		10,455.57		10,051.40	10,554.80	10,827.01
PGIM Core Bond Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.00			10,582.17		10,530.92		10,384.22		11,176.57		12,207.99		12,181.21		10,829.37		10,462.03	11,040.60	11,381.31
PGIM Core Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,633.59		10,635.49		10,540.29		11,401.93		12,539.53		12,590.66		11,264.92		10,951.56	11,628.86	12,048.50
PGIM Core Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,633.22		10,641.01		10,561.89		11,419.14		12,561.15		12,613.57		11,286.51		10,973.67	11,653.56	12,089.20
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	10,646.859699698169		10,561.396310463455	11,497.099592552999	12,255.660259348182	12,871.881067344624	14,245.99837605396	17,563.069265439193	15,383.659289648	16,748.240359772408	17,223.181478323579	18,928.100644076945	23,500.211639030353	23,120.346336527724	22,409.9322895974	26,896.414575653223	25,326.687741076421	30,936.109393206032	35,988.66606435064
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value		10,000			10,593.503236974513		10,538.99148061165		10,454.628048122873		11,299.456439916787		12,443.113088528869		12,355.790446421521		11,229.369896011456		10,851.214054693221	11,404.742003652973	11,790.373743001534
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index
Accumulated Value	10,000	10,000	10,730.628705049974		10,558.667004737326	9,902.8735758932944	12,587.501229011756	8,327.3120679934145	14,396.649233758704	13,631.854146764277	13,286.099183666563	12,982.135920203191	11,172.261588598938	13,494.098141552959	18,289.051643764837	15,610.146693176945	17,417.363165327621	14,943.924943338809	18,104.232567326388	20,943.209629779103	20,049.379351241296
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,953.943079577351		$ 10,000.049460460416	$ 10,469.937718127927	$ 11,845.445381407535	$ 9,989.3726442195748	$ 14,064.430692872376	$ 15,180.741059499353	$ 13,442.986906682208	$ 13,010.933300919605	$ 12,825.960313947715	$ 14,039.93437750997	$ 19,491.472517858703	$ 16,040.756419387479	$ 16,705.52497223944	$ 15,951.818728355962	$ 18,026.721752198853	$ 20,595.698305420396	$ 20,481.505819444366